Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

November 4, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Madison ETFs Trust (Registration Nos. 333-271759 and 811-23875)

Ladies and Gentlemen:

On behalf of Madison ETFs Trust (the “Trust”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves to certify that the forms of Prospectus and Statement of Additional Information for the Madison Mosaic Income Opportunities ETF, Madison Short-Term Strategic Income ETF, Madison Aggregate Bond ETF, Madison Covered Call ETF and Madison Dividend Value ETF that would have been filed under Rule 497(b) or (c) under the Securities Act would not have differed from those contained in the most recent amendment to the Trust’s Registration Statement on Form N-1A effective October 31, 2025, filed electronically as Post-Effective Amendment No. 2 on October 27, 2025.

If you have any questions, please do not hesitate to contact Morrison C. Warren at warren@chapman.com or (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures